11. SEGMENTED INFORMATION	12 Months Ended
Sep. 30, 2019
Notes
11. SEGMENTED INFORMATION

11.  SEGMENTED INFORMATION

The Company has one reportable operating segment, that being the acquisition and exploration of mineral properties.  Geographical information is as follows:

	2019	2018
Non-current assets
USA	$531,083	$590,349
Peru	468,515	1,017,093
Canada	2,772,474	1,691,693
	$3,772,072	$3,299,135